Income tax incurred and deferred: (Tables)	12 Months Ended
Dec. 31, 2023
Income tax incurred and deferred:
Schedule of IT provision - Mexico

	December 31,
	2021		2022		2023
Mexico:
Current IT	Ps.	1,749,031	Ps.	2,961,187	Ps.	3,477,638
Deferred IT		(128,254)		(169,080)		11,131
IT provision Mexico	Ps.	1,620,777	Ps.	2,792,107	Ps.	3,488,769
Aerostar:
Current IT	Ps.	886	Ps.	3,703	Ps.	2,617
Deferred IT		37,979		38,160		34,441
IT provision Aerostar	Ps.	38,865	Ps.	41,863	Ps.	37,058
Airplan:
Current IT	Ps.	74,862	Ps.	377,437	Ps.	405,098
Deferred IT		(5,997)		227,402		13,218
IT provision Airplan	Ps.	68,865	Ps.	604,839	Ps.	418,316
Total IT provision	Ps.	1,728,507	Ps.	3,438,809	Ps.	3,944,143

Schedule of reconciliation between statutory and effective income tax rates

	December 31,
	2021		2022		2023
Consolidated income before provision for IT	Ps.	8,126,035	Ps.	14,084,733	Ps.	14,620,087
Plus (less):
Net income before taxes of Airplan and Aerostar		(1,418,186)		(3,183,555)		(2,422,843)
Net income before taxes of subsidiaries in Mexico not subject to IT		(170,247)		(140,921)		(151,574)
Income before provisions for income taxes		6,537,602		10,760,257		12,045,670
Statutory IT rate		30%		30%		30%
IT that would result from applying the IT rate to book profit before income taxes		1,961,281		3,228,077		3,613,701
Non-deductible items and other permanent differences		7,853		14,133		229,972
Annual adjustment for tax inflation		(33,603)		(82,517)		(100,820)
Accounting disconnect inflation		(314,754)		(367,587)		(254,084)
Effect by difference in rate of IT Aerostar		38,865		41,863		37,058
Effect by difference in rate of IT Airplan		68,865		604,839		418,316
IT provision	Ps.	1,728,507	Ps.	3,438,809	Ps.	3,944,143
Effective IT rate		26%		32%		33%

Schedule of principal temporary differences with respect to deferred tax

	Year ended
	December 31,
	2022		2023
Deferred income tax asset:
Temporary liabilities	Ps.	72,439	Ps.	80,229
Fair value of long-term debt (Bank loan)		84,774		73,661
Allowance for doubtful accounts		60,775		68,653
		217,988		222,543
Deferred income tax payable:
Fixed and intangible assets (*)		(2,898,475)		(2,711,274)
Temporary assets		(291,829)		(409,127)
Amortization of expenses		(206)		—
		(3,190,510)		(3,120,401)
Deferred income tax liability - Net	Ps.	(2,972,522)	Ps.	(2,897,858)

(*)Includes Ps. 1,083,114 and Ps.1,198,574 from Aerostar from the periods 2022 and 2023, and Ps.701,966 and Ps.726,032 from Airplan in 2022 and 2023, respectively.

Schedule of net movements of the deferred tax asset and liability

	Impairment
	provision				Foreign
	of loan		Concession		Currency
	portfolio		Assets		Conversion		Others		Total
Balances as of January 1, 2022	Ps.	(57,962)	Ps.	3,078,500	Ps.	32,903	Ps.	(8,809)	Ps.	3,044,632
Conversion revaluation effect
Airplan and Aerostar						(117,978)		(50,614)		(168,592)
Consolidated income statement:
Airplan		(1,123)		9,298		2,648		216,579		227,402
Aerostar				38,982		(822)				38,160
México		(1,690)		(145,056)				(22,334)		(169,080)
		(2,813)		(96,776)		1,826		194,245		96,482
Balances as of December 31, 2022	Ps.	(60,775)	Ps.	2,981,724	Ps.	(83,249)	Ps.	134,822	Ps.	2,972,522
Conversion revaluation effect
Airplan and Aerostar						(176,132)		42,678		(133,454)
Consolidated income statement:
Airplan		(282)		(66,631)		(3,370)		83,501		13,218
Aerostar				35,947		(1,506)				34,441
México		(7,596)		24,491				(5,764)		11,131
		(7,878)		(6,193)		(4,876)		77,737		58,790
Balances as of December 31, 2023	Ps.	(68,653)	Ps.	2,975,531	Ps.	(264,257)	Ps.	255,237	Ps.	2,897,858

Schedule of Aerostar tax loss carry forwards

	USD
	thousand		Year of
Year of loss	Amount		expiration
2014		24,189	2024
2015		28,532	2025
2016		27,736	2026
2017		22,247	2027
2018		10,600	2028
2020		30,725	2030
Total	Ps.	144,029

Schedule of Temporal differences not recognized

	December 31,
	2022		2023
Undistributed utilities	Ps.	4,911,412	Ps.	4,334,287
Tax rate		30%		30%
Deferred income tax liabilities unrecognized with the previous temporary differences	Ps.	1,473,424	Ps.	1,300,286